Note 19 - Impact of Recently Issued Accounting Standards (Details Textual) - Scenario, Forecast [Member] - Year Ended December 31, 2017 [Member] $ in Millions	3 Months Ended
Mar. 31, 2018 USD ($)
Increase in Revenues From Revenue Recognition Changes Due to ASU 2014-09 [Member]
Prior Period Reclassification Adjustment	$ 27.0
Decrease in Net Earnings From Revenue Recognition Changes Due to ASU 2014-09 [Member]
Prior Period Reclassification Adjustment	1.6
Decrease in Retained Earnings From Revenue Recognition Changes Due to ASU 2014-09 [Member]
Prior Period Reclassification Adjustment	$ 12.0